UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value
CONSUMER DISCRETIONARY — 10.9%
McDonald’s	50,350	$4,797,851
Tiffany	36,500	2,399,875
Walt Disney	82,600	4,450,488

		11,648,214

CONSUMER STAPLES — 13.3%
Coca-Cola	65,442	2,437,060
CVS Caremark	96,400	4,935,680
PepsiCo	51,000	3,715,350
Procter & Gamble	42,300	3,179,268

		14,267,358

ENERGY — 11.6%
Apache	35,100	2,939,976
Chevron	31,500	3,627,225
Exxon Mobil	43,602	3,922,872
Schlumberger	25,000	1,951,250

		12,441,323

FINANCIAL SERVICES — 11.8%
BlackRock, Cl A	17,700	4,182,156
JPMorgan Chase	83,500	3,928,675
Wells Fargo	128,630	4,480,183

		12,591,014

HEALTH CARE — 15.7%
Becton Dickinson	35,800	3,008,632
Covidien	56,600	3,528,444
Johnson & Johnson	62,000	4,583,040
Novartis ADR	56,900	3,858,958
Quest Diagnostics	31,460	1,823,107

		16,802,181

INDUSTRIAL — 11.1%
Eaton	93,100	5,302,045
Union Pacific	19,800	2,602,908
United Technologies	44,800	3,923,136

		11,828,089

INFORMATION SERVICES — 21.7%
Accenture, Cl A	50,200	3,608,878
Apple	8,850	4,029,493
Cisco Systems	134,500	2,766,665
International Business Machines	23,000	4,670,610
Microsoft	116,400	3,197,508
QUALCOMM	74,700	4,932,441

		23,205,595

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 3.5%
E.I. du Pont de Nemours	79,500	$3,772,275

TOTAL COMMON STOCK (Cost $89,479,129)		106,556,049

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $525,710)	525,710	525,710

TOTAL INVESTMENTS— 100.1% (Cost $90,004,839)†		$107,081,759

Percentages are based on Net Assets of $107,009,054.
(A)	The rate reported is the 7-day effective yield as of January 31, 2013.
ADR	American Depositary Receipt
Cl	Class

As of January 31, 2013, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the quarter ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2013, there were no level 3 investments.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $90,004,839, and the unrealized appreciation and depreciation were $18,640,047 and $(1,563,127), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013